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                              Lindner Investments
                          520 Lake Cook Road, Suite 381
                               Deerfield, IL 60015



                                November 17, 2003


VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                  RE:      LINDNER INVESTMENTS (THE "REGISTRANT")
                           NO. 33-66712 (1933 ACT)

Dear Sir or Madam:

         Pursuant to Rule 497(j), this letter will certify that the form of Prospectus and Statement of Additional Information, each dated October 17, 2003, that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on October 17, 2003, and became effective on that date. Please contact the undersigned should you have any questions.

                                   Sincerely,

                                   /s/ Paul R. Rentenbach

                                   Paul R. Rentenbach
                                   Assistant Secretary of and Counsel to the Registrant